Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
23.	FAIR VALUE MEASUREMENTS
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	–
Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	–	Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and Liabilities Measured or Disclosed at Fair
Value

on
a recurring basis
In accordance with ASC 820, the Company measures equity investments with readily determinable fair value, investments accounted for at fair value, available-for-sale
debt investments and derivatives instruments at fair value on a recurring basis. The fair value of time deposits are determined based on the prevailing interest rates in the market. The fair values of the Company’s held-to-maturity
debt investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Company’s short-term available-for-sale
debt investments are measured using the income approach, based on quoted market interest rates of a similar instrument and other significant inputs derived from or corroborated by observable market data. The fair values of the Company’s equity investments in the equity securities of publicly listed companies are measured using quoted market prices. The fair value of derivative instruments of interest rate swaps are based on broker quotes. The fair value of financial liability is based on quoted market price of a similar asset to the underlying assets. Investments accounted for at fair value are equity investments in unlisted companies held by consolidated investment companies, these investments and our long-term
available-for-sale debt investments do not have readily determinable market value, which were categorized as Level 3 in the fair value hierarchy. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts, liquidity factors and multiples of a selection
of comparable companies.
The fair value of the Company’s notes payable are extracted directly from their quoted market prices. The fair value of the convertible senior notes are based on broker quotes. The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheet
s
, and presents the fair value for disclosure purposes only. For further information on the convertible senior notes see Note 12.
Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2018 using
	Total fair value at December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	4,264		4,264
Money market fund	3,723	3,723
Short-term investments
Held-to-maturity debt investments	27,507		27,507
Long-term notes payable	68,763		68,763
Convertible senior notes	4,923		4,923

Fair value measurements on a recurring basis
Short-term investments
Available-for-sale debt investments	79,558		79,558
Long-term investments
Equity investments at fair value with readily determinable fair value	4,428	4,428
Investments accounted for at fair value	1,457			1,457
Available-for-sale debt investments	1,167			1,167
Other non-current assets
Derivative instruments	193		187	6

Total assets measured at fair value	86,803	4,428	79,745	2,630

Accounts payable and accrued liabilities
Derivative instruments	123			123
Amounts due to related parties, non-current
Financial liability	341		341

Total liabilities measured at fair value	464	—	341	123

			Fair value measurement or disclosure at December 31, 2019 using
	Total fair value at December 31, 2019		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	10,848	1,558		10,848
Money market fund	1,719	247	1,719
Short-term investments
Held-to-maturity debt investments	107,654	15,464		107,654
Long-term investments:
Held-to-maturity debt investment	491	70		491
Long -term notes payable	45,282	6,504		45,282
Convertible senior notes	14,142	2,031		14,142

Fair value measurements on a recurring basis
Short-term investments
Available-for-sale debt investments	5,637	810		5,637
Long-term investments
Equity investments at fair value with readily determinable fair value	11,334	1,628	11,334
Investments accounted for at fair value	1,819	261			1,819
Available-for-sale debt investments	3,970	570			3,970
Other non-current assets
Derivative instruments	24	4		24

Total assets measured at fair value	22,784	3,273	11,334	5,661	5,789

Accounts payable and accrued liabilities
Derivative instruments	125	18			125
Amounts due to related parties, current
Financial liability	401	58		401

Total liabilities measured at fair value	526	76	—	401	125

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:
Investment
s
accounted for at fair value:

Amounts
RMB
(In millions)
Balance at December 31, 201 7	321
Additions	822
Disposals	(5)
Net unrealized fair value increase recognized in earning	293
Foreign currency translation adjustments	26
Balance at December 31, 2018	1,457
Additions	282
Disposals	(128)
Net unrealized fair value increase recognized in earning	197
Foreign currency translation adjustments	11

Balance at December 31, 2019	1,819

Balance at December 31, 2019, in US$	261

Available-for-sale
debt investments:

Amounts
RMB
(In millions)
Balance at December 31, 2017	—
Additions	1,167
Balance at December 31, 2018	1,167
Additions	2,785
Disposals	(20)
Net unrealized fair value increase recognized in other comprehensive income	91
Accrued interest	48
Impairment	(81)
Foreign currency translation adjustments	(20)
Balance at December 31, 2019	3,970

Balance at December 31, 2019, in US$	570

Assets measured at fair value on a non-recurring basis
The Company measures non-financial assets such as certain equity investments on a nonrecurring basis when impairment charges are recognized due to declining financial performances and changes in business circumstances of these investees. The Company’s non-financial long-lived assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.
The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate to determine the fair value of these non-financial assets. Inputs used in these methodologies primarily included future cash flows, discount rate, expected volatility and the selection of comparable companies operating in similar businesses. The fair values of the Company’s equity method investments in publicly listed companies are measured using quoted market prices.
For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value (Note 4).
The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences.
The following table summarizes our assets held as of December 31, 2018 and 2019 for which a non-recurring fair value measurement was recorded during the year ended December 31, 2018 and 2019:

	Total fair value		Quoted Prices in Active Markets for Identical Assets (Level 1)	Signific ant Other Observable inputs (Level 2 )	Significant unobservable inputs (Level 3)	Fair value adjustment		Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis
As of December 31, 2018
Long-term investments	19,739	2,835	—	4,983	14,756	3,512	504	(622)	(89)
Intangible assets	—	—	—	—	—			(5)	(1)

As of December 31, 2019
Long-term investments	22,778	3,272	14,105	358	8,315	(230)	(33)	(9,989)	(1,435)
Intangible assets	76	11	—	—	76			(406)	(58)